DERIVATIVES (Additional Information) (Details) $ in Millions	12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2017	Oct. 31, 2016
Derivative [Line Items]
Cash Flow Hedge Ineffectiveness	not significant	not significant	not significant
Derivative, net liability position, aggregate fair value	$ 4
Cash flow hedge loss to be reclassified within twelve months	$ 0
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, number of contracts	63
Foreign Exchange Forward [Member] | Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, number of contracts	159
Foreign Exchange Option [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, number of contracts	0